STOCK COMPENSATION PLANS (Details 2) (USD $)	12 Months Ended
Dec. 31, 2013
Stock option plans
Number of Shares, Outstanding	237,152
Number of Shares, Exercisable	124,861
Number of Shares, Unvested Options	112,291
Weighted Average Remaining Contractual Life-Years	1 year 25 days
Stock option plans, additional disclosures
Percentage of stock options to be vested immediately upon issue	20.00%
Future compensation expenses	$ 0
Minimum
Stock option plans, additional disclosures
Vesting period of stock options	2 years
Maximum
Stock option plans, additional disclosures
Vesting period of stock options	5 years
$9.75
Stock option plans
Exercise Price (in dollars per share)	$ 9.75
Number of Shares, Outstanding	217,152
Number of Shares, Exercisable	120,861
Number of Shares, Unvested Options	96,291
Weighted Average Remaining Contractual Life-Years	11 months 16 days
$10.65
Stock option plans
Exercise Price (in dollars per share)	$ 10.65
Number of Shares, Outstanding	10,000
Number of Shares, Exercisable	2,000
Number of Shares, Unvested Options	8,000
Weighted Average Remaining Contractual Life-Years	1 year 6 months 14 days
$12.00
Stock option plans
Exercise Price (in dollars per share)	$ 12.00
Number of Shares, Outstanding	10,000
Number of Shares, Exercisable	2,000
Number of Shares, Unvested Options	8,000
Weighted Average Remaining Contractual Life-Years	2 years 11 months 16 days